Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000256223 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1]
C000256223 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%	[1]
C000256223 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000256223 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[1]
C000256223 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%	[1]
C000256223 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000256223 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000256224 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000256224 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
C000256224 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%	[2]
C000256224 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[2]
C000256224 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[2]
C000256224 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000256224 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%

[1]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.